STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Options Warrants And Restricted Stock Units
SCHEDULE OF RESTRICTED STOCK UNITS ISSUED

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2024	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at March 31, 2025	1,357,308

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2022	1,357,308
Granted	—
Forfeited	—
Restricted shares units issued as of December 31, 2023	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at December 31, 2024	1,357,308

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2024:	13,756,977
Issued	-
Exercised	—
Expired	—
Outstanding at March 31, 2025:	13,756,977

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2022:	11,246,433
Issued	527,731
Exercised	—
Expired	—
Outstanding at December 31, 2023:	11,774,164
Issued	1,130,375
Exercised	—
Expired	—
Outstanding at December 31, 2024:	13,756,977